                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/05

               Date of Reporting Period: Fiscal year ended 3/31/05
                                         -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Fund For U.S. Government Securities

Established 1969

36TH ANNUAL SHAREHOLDER REPORT

March 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$7.93	$7.97	$7.77	$7.82		$7.48
Income From Investment Operations:
Net investment income	0.36	0.34	0.41 [1]	0.45	[1,2]	0.48 [1]
Net realized and unrealized gain (loss) on investments	(0.21)	(0.05)	0.23	(0.03	) [2]	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.29	0.64	0.42		0.82
Less Distributions:
Distributions from net investment income	(0.35)	(0.33)	(0.44)	(0.47)		(0.48)
Net Asset Value, End of Period	$7.73	$7.93	$7.97	$7.77		$7.82
Total Return [3]	1.96%	3.70%	8.36%	5.53%		11.32%

Ratios to Average Net Assets:
Expenses	0.91%	0.86%	0.88%	0.94%		1.03%
Net investment income	4.51%	4.30%	5.16%	5.72	% [2]	6.27%
Expense waiver/reimbursement [4]	0.02%	0.02%	0.02%	0.02%		0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$777,354	$883,139	$997,941	$901,471		$898,897
Portfolio turnover	73%	68%	300%	164%		145%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.89% to 5.72%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$7.93		$7.97		$7.77		$7.82		$7.48
Income From Investment Operations:
Net investment income	0.29		0.28		0.35	[1]	0.39	[1,2]	0.42	[1]
Net realized and unrealized gain (loss) on investments	(0.20)		(0.05)		0.23		(0.02	) [2]	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.09		0.23		0.58		0.37		0.76
Less Distributions:
Distributions from net investment income	(0.29)		(0.27)		(0.38)		(0.42)		(0.42)
Net Asset Value, End of Period	$7.73		$7.93		$7.97		$7.77		$7.82
Total Return [3]	1.17%		2.91%		7.55%		4.75%		10.47%

Ratios to Average Net Assets:
Expenses	1.68%		1.63%		1.65%		1.71%		1.80%
Net investment income	3.74%		3.52%		4.35%		4.94	% [2]	5.54%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$252,386		$349,850		$449,354		$225,495		$146,309
Portfolio turnover	73%		68%		300%		164%		145%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$7.93		$7.97		$7.77		$7.82		$7.48
Income From Investment Operations:
Net investment income	0.29		0.28		0.35	[1]	0.39	[1,2]	0.42	[1]
Net realized and unrealized gain (loss) on investments	(0.20)		(0.05)		0.23		(0.03	) [2]	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.09		0.23		0.58		0.36		0.76
Less Distributions:
Distributions from net investment income	(0.29)		(0.27)		(0.38)		(0.41)		(0.42)
Net Asset Value, End of Period	$7.73		$7.93		$7.97		$7.77		$7.82
Total Return [3]	1.17%		2.91%		7.55%		4.73%		10.48%

Ratios to Average Net Assets:
Expenses	1.68%		1.63%		1.65%		1.71%		1.80%
Net investment income	3.74%		3.52%		4.35%		4.94%		5.55%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$70,798		$102,398		$128,524		$68,593		$52,687
Portfolio turnover	73%		68%		300%		164%		145%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,007.30	$4.65
Class B Shares	$1,000	$1,003.50	$8.49
Class C Shares	$1,000	$1,003.50	$8.49
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.29	$4.68
Class B Shares	$1,000	$1,016.45	$8.55
Class C Shares	$1,000	$1,016.45	$8.55

1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.93%
Class B Shares	1.70%
Class C Shares	1.70%

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 1.96% for the Class A Shares, 1.17% for the Class B Shares, and 1.17% for the Class C Shares. The total return for the Class A Shares consisted of 4.48% of taxable dividends and (2.52)% depreciation in the net asset value of the shares. The Lehman Brothers Mortgage-Backed Securities Index (LBMBS), 1 a performance benchmark for the fund, returned 2.61%, during the same period. The fund's total return reflected actual cashflows, transaction costs, and other expenses not reflected in the total return of the passive index.

The fund's investment strategy focused on: (a) selection of securities with advantageous prepayment and value characteristics; and (b) the effective duration of the portfolio.

For the purposes of the following, the discussion will focus on performance of the fund's Class A Shares.

MARKET OVERVIEW

During the 12-month reporting period, interest rates increased across the Treasury security maturity spectrum, with the exception of 30-year bonds. Specifically, two-year and ten-year Treasury yields increased 2.20% and 0.65%, respectively, and 30-year bond yields declined 0.01%.

Mortgage yield spreads, or the yield differential between agency pass-through mortgage-backed securities (MBS) and similar average life Treasury issues, decreased during the year due to strong demand.

SECURITY SELECTION

Security selection focused on relative value opportunities and prepayment risk management. Prepayments negatively impact performance on premium-priced (investments with prices above par) mortgage securities if actual principal repayments exceed forecast levels, resulting in lower than expected returns. Analysis of the factors which impact prepayments, including geographic considerations, loan balance, loan-to-value ratio, and credit score, resulted in advantageous prepayment performance compared to the general market.

1 The LBMBS is an index composed of all fixed securities mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA graduated payment mortgages. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

Additionally, investments in non-agency MBS performed well over the reporting period. Non-agency MBS trade at wider yield spreads than comparable mortgage securities issued by Fannie Mae and Freddie Mac. The fund was able to opportunistically take advantage of relative values between the non-agency and agency MBS.

Security selection positively impacted fund performance.

DURATION

Throughout the 12-month reporting period, a below-benchmark duration stance was maintained in anticipation of higher interest rates. 2 This portfolio structure was achieved through below-benchmark exposure to lower-coupon, longer-duration mortgages. However, the rise in longer-maturity Treasury yields was substantially less than that of short and intermediate maturities. Consequently, longer-duration mortgage securities performed well for the greater part of the reporting period, and the duration stance slightly detracted from performance for the year.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Fund for U.S. Government Securities (Class A Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS), 2 the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB), 2 and the Lipper U.S. Mortgage Funds Average (LUSMFA). 3

Average Annual Total Return [4] for the Period Ended 3/31/2005
1 Year	(2.58)%
5 Years	5.16%
10 Years	5.65%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS, LB5TB, and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBMBS and LB5TB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The average is unmanaged. It is not possible to invest directly in an average.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Fund for U.S. Government Securities (Class B Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS), 2 the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB), 2 and the Lipper U.S. Mortgage Funds Average (LUSMFA). 3

Average Annual Total Return [4] for the Period Ended 3/31/2005
1 Year	(4.19)%
5 Years	4.99%
10 Years	5.45%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS, LB5TB, and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBMBS and LB5TB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The average is unmanaged. It is not possible to invest directly in an average.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Fund for U.S. Government Securities (Class C Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS), 2 the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB), 2 and the Lipper U.S. Mortgage Funds Average (LUSMFA). 3

Average Annual Total Return [4] for the Period Ended 3/31/2005
1 Year	(0.80)%
5 Years	5.09%
10 Years	5.19%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS, LB5TB, and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBMBS and LB5TB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The average is unmanaged. It is not possible to invest directly in an average.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Table

At March 31, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	92.7%
Non-Agency Mortgage-Backed Securities	6.2%
Cash Equivalents [2]	4.4%
Other Assets and Liabilities--Net [3]	(3.3)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include repurchase agreements, as more fully described in the Fund's prospectus, which are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. Includes repurchase agreements purchased with proceeds received in dollar roll transactions (1.5%).

3 See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 200

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--91.8%
		Federal Home Loan Mortgage Corporation--36.7%
$75,833,985		4.500%, 1/1/2019 - 7/1/2019	$74,368,420
146,909,753		5.000%, 12/1/2017 - 4/1/2034	146,090,650
148,590,062		5.500%, 5/1/2016 - 12/1/2034	149,392,127
12,372,776		6.000%, 5/1/2017 - 5/1/2034	12,709,231
12,124,892		6.500%, 4/1/2028 - 11/1/2032	12,611,038
1,962,134		7.000%, 12/1/2031	2,070,588
5,393,905		7.500%, 9/1/2013 - 9/1/2033	5,793,329
825,796		8.000%, 12/1/2029	892,215
954		11.000%, 12/1/2017	1,030
11,439		11.750%, 1/1/2011	12,754
167		12.500%, 10/1/2012	188
2,115		12.750%, 10/1/2013	2,303
16,190		13.000%, 2/1/2015	18,654
530		13.750%, 1/1/2011	594
47		14.000%, 12/1/2012	55
881		14.500%, 10/1/2012	888
1,601		14.750%, 8/1/2011	1,888
942		15.500%, 8/1/2011	1,080
		TOTAL	403,967,032
		Federal National Mortgage Association--48.2%
37,108,543		4.500%, 11/1/2018 - 12/1/2019	36,343,749
108,553,830		5.000%, 11/1/2019 - 8/1/2034	106,287,027
159,911,729	[1]	5.500%, 12/1/2017 - 12/31/2099	160,929,578
150,339,001		6.000%, 5/1/2017 - 11/1/2034	153,920,958
63,520,181		6.500%, 4/1/2029 - 2/1/2033	65,990,431
5,332,181		7.000%, 8/1/2028 - 1/1/2032	5,633,447
913,281		7.500%, 10/1/2029 - 10/1/2031	977,789
37,120		11.000%, 10/1/2010	40,818
4,970		11.750%, 10/1/2015	5,755
238		12.000%, 1/1/2013	266
7,231		12.750%, 10/1/2010 - 8/1/2014	8,438
2,115		13.000%, 8/1/2015	2,452
5,756		15.000%, 10/1/2012	6,946
		TOTAL	530,147,654
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--6.9%
$23,486,690		5.000%, 4/15/2034 - 7/15/2034	$23,217,877
27,889,892		5.500%, 6/20/2034 - 8/20/2034	28,151,016
16,140,604		6.500%, 12/15/2031 - 1/15/2032	16,918,001
5,313,668		7.500%, 12/15/2023 - 7/15/2030	5,728,641
941,229		8.250%, 5/15/2030 - 10/15/2030	1,020,480
324,440		8.375%, 8/15/2030	352,211
435,104		8.500%, 11/15/2029 - 12/15/2029	472,587
459		11.250%, 9/20/2015	530
56,324		11.750%, 7/15/2013	64,975
22,208		13.000%, 9/20/2014	26,506
		TOTAL	75,952,824
		Other--0.0%
106,314		Small Business Administration, 1.394%, 6/18/2007	2,552
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,003,817,022)	1,010,070,062
		COLLATERALIZED MORTGAGE OBLIGATIONS--5.1%
		Non-Agency--5.1%
1,766,689		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	1,714,770
9,537,558		CHASE Mortgage Finance Corp. 2003-S14, Class 1A1, 5.000%, 1/25/2034	9,257,455
5,849,431		CHASE Mortgage Finance Corp. 2003-S15, Class 1A3, 6.000%, 1/25/2034	5,933,776
9,535,370		First Horizon Mortgage Pass-Through Trust 2003-5, Class 1A14, 5.500%, 7/25/2033	9,482,823
27,475	[2]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	19,233
1,184,783	[2]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1,042,609
4,414,653		Master Asset Securitization Trust 2003-8, Class 1A1, 5.500%, 9/25/2033	4,390,431
18,785,991	[2]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.364%, 12/25/2027	5,824
12,979,984	[2]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	1,882,098
931,401		Structured Asset Securities Corp. 2001-8A, Class 1A1, 8.000%, 5/25/2031	940,773
8,488,237		Wells Fargo Mortgage Backed Securities Trust 2004-DD, Class 1A1, 4.630%, 1/25/2035	8,413,685
3,403,956		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.000%, 6/25/2018	3,368,852
9,123,825		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A1, 5.500%, 12/25/2033	9,074,033
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $65,344,173)	55,526,362
Principal Amount			Value
		ADJUSTABLE-RATE MORTGAGE--0.9%
		Federal National Mortgage Association--0.9%
$10,262,544		4.427%, 5/1/2034, ARM (IDENTIFIED COST $10,291,007)	$10,130,147
		ASSET-BACKED SECURITIES--1.1%
		Home Equity Loan--0.2%
188,894	[2]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.260%, 7/25/2033	189,260
2,123,542		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%, 3/25/2015	2,131,505
		TOTAL	2,320,765
		Manufactured Housing--0.9%
13,000,000		Green Tree Financial Corp. 1993-4, Class B2, 8.550%, 1/15/2019	9,415,250
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $15,441,229)	11,736,015
		REPURCHASE AGREEMENTS--4.4%
32,871,000		Interest in $1,740,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.900%, dated 3/31/2005 to be repurchased at $32,873,648 on 4/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/24/2025, collateral market value $1,774,943,868.	32,871,000
16,000,000	[3,4]	Interest in $123,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.720%, dated 3/14/2005 to be repurchased at $16,036,267 on 4/13/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2035, collateral market value $125,630,626.	16,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	48,871,000
		TOTAL INVESTMENTS--103.3% (IDENTIFIED COST $1,143,764,431) [5]	1,136,333,586
		OTHER ASSETS AND LIABILITIES - NET--(3.3)%	(35,796,476)
		TOTAL NET ASSETS--100%	$1,100,537,110

1 All or a portion of these securities are subject to dollar-roll transactions.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $3,139,024 which represents 0.3% of total net assets.

3 Although final maturity falls beyond seven days at the date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Security held as collateral for dollar-roll transactions.

5 The cost of investments for federal tax purposes amounts to $1,150,587,566.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2005

Assets:
Total investments in securities, at value (identified cost $1,143,764,431)		$1,136,333,586
Cash		26,228
Income receivable		6,568,123
Receivable for investments sold		4,733,468
Receivable for shares sold		854,524
TOTAL ASSETS		1,148,515,929
Liabilities:
Payable for investments purchased	$28,102,896
Payable for shares redeemed	1,762,689
Income distribution payable	1,179,109
Payable for dollar-roll transactions	16,042,455
Payable for distribution services fee (Note 5)	208,801
Payable for shareholder services fee (Note 5)	222,371
Accrued expenses	460,498
TOTAL LIABILITIES		47,978,819
Net assets for 142,324,834 shares outstanding		1,100,537,110
Net Assets Consist of:
Paid-in capital		1,149,568,467
Net unrealized depreciation of investments		(7,430,845)
Accumulated net realized loss on investments		(41,679,362)
Undistributed net investment income		78,850
TOTAL NET ASSETS		1,100,537,110
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($777,353,636 ÷ 100,519,956 shares outstanding), no par value, unlimited shares authorized		$7.73
Offering price per share (100/95.50 of $7.73) [1]		$8.09
Redemption proceeds per share		$7.73
Class B Shares:
Net asset value per share ($252,385,677 ÷ 32,646,180 shares outstanding), no par value, unlimited shares authorized		$7.73
Offering price per share		$7.73
Redemption proceeds per share (94.50/100 of $7.73) [1]		$7.30
Class C Shares:
Net asset value per share ($70,797,797 ÷ 9,158,698 shares outstanding), no par value, unlimited shares authorized		$7.73
Offering price per share (100/99.00 of $7.73) [1]		$7.81
Redemption proceeds per share (99.00/100 of $7.73) [1]		$7.65

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2005

Investment Income:
Interest (net of dollar roll expense of $720,475 and including income on securities loaned of $7,309)			$64,283,978
Expenses:
Investment adviser fee (Note 5)		$5,586,753
Administrative personnel and services fee (Note 5)		951,279
Custodian fees		68,632
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,131,893
Directors'/Trustees' fees		5,952
Auditing fees		22,129
Legal fees		8,381
Portfolio accounting fees		160,607
Distribution services fee--Class B Shares (Note 5)		2,179,975
Distribution services fee--Class C Shares (Note 5)		603,571
Shareholder services fee--Class A Shares (Note 5)		2,037,074
Shareholder services fee--Class B Shares (Note 5)		726,658
Shareholder services fee--Class C Shares (Note 5)		201,190
Share registration costs		66,096
Printing and postage		131,974
Insurance premiums		28,923
Miscellaneous		9,712
TOTAL EXPENSES		13,920,799
Waivers (Note 5):
Waiver of investment adviser fee	$(2,275)
Waiver of administrative personnel and services fee	(47,570)
Waiver of shareholder services fee--Class A Shares	(162,966)
TOTAL WAIVERS		(212,811)
Net expenses			13,707,988
Net investment income			50,575,990
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(12,400,498)
Net change in unrealized appreciation of investments			(19,848,636)
Net realized and unrealized loss on investments			(32,249,134)
Change in net assets resulting from operations			18,326,856

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$50,575,990	$58,875,314
Net realized loss on investments	(12,400,498)	(3,263,906)
Net change in unrealized appreciation/depreciation	(19,848,636)	(9,193,230)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,326,856	46,418,178
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(36,420,351)	(38,526,746)
Class B Shares	(10,645,458)	(13,685,337)
Class C Shares	(2,937,745)	(4,129,965)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(50,003,554)	(56,342,048)
Share Transactions:
Proceeds from sale of shares	98,720,119	347,335,040
Net asset value of shares issued to shareholders in payment of distributions declared	34,730,736	37,852,569
Cost of shares redeemed	(336,623,366)	(615,696,654)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(203,172,511)	(230,509,045)
Change in net assets	(234,849,209)	(240,432,915)
Net Assets:
Beginning of period	1,335,386,319	1,575,819,234
End of period (including undistributed (distributions in excess of) net investment income of $78,850 and $(1,418,825), respectively)	1,100,537,110	$1,335,386,319

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2005

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, B, and C Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, other fixed-income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund enters into dollar-roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar-roll transactions for the Fund for the year ended March 31, 2005 was as follows:

Maximum amount outstanding during the period	$159,906,744
Average amount outstanding during the period [1]	$ 54,594,993
Average shares outstanding during the period	151,482,194
Average debt per shares outstanding during the period	$0.36

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended March 31, 2005.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2005, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended March 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,020,994	$70,599,598	26,790,944	$212,309,141
Shares issued to shareholders in payment of distributions declared	3,263,847	25,484,347	3,335,035	26,301,495
Shares redeemed	(23,096,113)	(180,560,614)	(44,019,445)	(347,577,396)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,811,272)	$(84,476,669)	(13,893,466)	$(108,966,760)

Year Ended March 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,743,535	$13,620,296	9,323,501	$73,817,287
Shares issued to shareholders in payment of distributions declared	964,392	7,526,541	1,158,202	9,128,711
Shares redeemed	(14,180,747)	(110,593,076)	(22,769,143)	(179,348,923)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(11,472,820)	$(89,446,239)	(12,287,440)	$(96,402,925)

Year Ended March 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,857,070	$14,500,225	7,727,523	$61,208,612
Shares issued to shareholders in payment of distributions declared	220,414	1,719,848	307,307	2,422,363
Shares redeemed	(5,832,791)	(45,469,676)	(11,253,434)	(88,770,335)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,755,307)	$(29,249,603)	(3,218,604)	$(25,139,360)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(26,039,399)	$(203,172,511)	(29,399,510)	$(230,509,045)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to expiration of capital loss carryforwards and discount accretion/premium amortization on debt securities.

For the year ended March 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Losses
$(20,564,242)	$925,239	$19,639,003

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$50,003,554	$56,342,048

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,987,027
Net unrealized depreciation	$14,253,980
Capital loss carryforward	$32,835,310

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At March 31, 2005, the cost of investments for federal tax purposes was $1,150,587,566. The net unrealized depreciation of investments for federal tax purposes was $14,253,980. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,168,851 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,422,831.

At March 31, 2005, the Fund had a capital loss carryforward of $32,835,310 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 3,778,036
2009	$ 15,427,201
2012	$ 3,247,713
2013	$ 10,382,360

Capital loss carryforwards of $20,564,242 expired during the year ended March 31, 2005.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2005, for federal income tax purposes, post-October losses of $2,020,918 were deferred to April, 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) a maximum of 0.25% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended March 31, 2005, FSC retained $90,890 of fees paid by the Fund.

Sales Charges

For the year ended March 31, 2005, FSC retained $29,102 in sales charges from the sale of Class A Shares and $2,278 from the sale of Class C Shares. FSC also retained $3,342 of contingent deferred sales charges relating to redemptions of Class A Shares and $13,479 relating to redemptions of Class C Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended March 31, 2005, FSSC retained $1,142,542 of fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $285,786, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended March 31, 2005, were as follows:

Purchases	$53,202,931
Sales	$71,729,109

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND THE SHAREHOLDERS OF FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Fund for U.S. Government Securities (the "Fund") as of March 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned March 31, 2005, by correspondence with the custodian and brokers. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Fund for U.S. Government Securities as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
May 17, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1986	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist, and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania, and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Fund For U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

28390 (5/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the  period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $112,405

                  Fiscal year ended 2004 - $68,380

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $9,900

                  Fiscal year ended 2004 - $6,756

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $245,032 and $16,493 respectively.
      Fiscal year ended 2005 - Attestation services relating to the review of fund share transactions, Transfer Agent Service Auditors report, Sarbanes Oxley sec. 302 procedures, and fees for review of N-14 merger documents. Fiscal year ended 2004 -
      Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,089 and $205,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $26,330 and $142,483 respectively.
      Fiscal year ended 2005 - Executive compensation analysis and discussions with auditor related to market timing and late trading activities.  Fiscal year ended
      2004 - Consultation regarding information requests by regulatory agencies and executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit
                  Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the
Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the
SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule
2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2005 - $311,017

                  Fiscal year ended 2004 - $786,997

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company
            and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        May 25, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        May 25, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 25, 2005